Common Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Common Share capital
Schedule of authorized share capital

As at December 31	2019 [1]		2018 [1]
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	2	billion	2	billion

(1)	See (b).